Condensed Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 88,273,668	$ 118,193,177
Current tax receivable	2,916,601	4,972,898
Receivables	483,628	565,286
Prepayments	17,338,934	14,386,155
Total current assets	109,012,831	138,117,516
Non-current assets:
Investment in financial assets	0	0
Property and equipment, net	18,737	23,259
Right-of-use assets	46,926	93,852
Prepayments	141,240	174,541
Total non-current assets	206,903	291,652
Total assets	109,219,734	138,409,168
Current liabilities:
Payables	8,311,435	2,501,518
Lease liabilities	67,250	112,965
Provisions	543,846	492,002
Total current liabilities	8,922,531	3,106,485
Non-current liabilities:
Provisions	23,799	16,915
Total non-current liabilities	23,799	16,915
Total liabilities	8,946,330	3,123,400
Net assets	100,273,404	135,285,768
Equity
Contributed equity	234,639,230	234,147,526
Accumulated Loss	(161,836,741)	(124,123,982)
Reserves	27,470,915	25,262,224
Total equity	$ 100,273,404	$ 135,285,768